Shareholders' Equity (Restricted Share Unit Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options
Outstanding, beginning balance	309,792	519,785	1,173,433
Vested	(55,385)
Forfeited	(12,876)	(10,750)	(43,159)
Outstanding, ending balance	89,925	309,792	519,785
Weighted average grant- date fair value
Weighted average exercise price, Outstanding, beginning balance	$ 3.29	$ 3.16	$ 2.80
Granted
Vested	2.15
Forfeited	2.42
Weighted average exercise price, Outstanding, ending balance	$ 3.80	$ 3.29	$ 3.16
Restricted Stock Units (RSUs) [Member]
Options
Outstanding, beginning balance	1,233,402
Granted	506,500
Vested	(391,008)
Forfeited	(11,210)
Outstanding, ending balance	1,337,684	1,233,402
Weighted average grant- date fair value
Weighted average exercise price, Outstanding, beginning balance	$ 8.83
Granted	11.83
Vested	8.16
Forfeited	7.94
Weighted average exercise price, Outstanding, ending balance	$ 9.52	$ 8.83